Regulatory Matters (Components Of Regulatory Assets And Liabilities) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	$ 1,646	$ 1,547	$ 1,779
Total regulatory liabilities	3,000	2,876	2,855
Net regulatory assets (liabilities)	$ (1,354)	$ (1,329)	(1,076)
Estimated Net Removal Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Lives of related assets	Lives of related assets
Total regulatory liabilities	$ 1,412	$ 1,348	1,262
Excess Deferred Taxes [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Primarily over lives of related assets	Primarily over lives of related assets
Total regulatory liabilities	$ 1,392	$ 1,442	1,508
Over-Recovered Wholesale Transmission Service Expense [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	1 year or less	1 year or less
Total regulatory liabilities	$ 85	$ 7	52
Unamortized Gain On Reacquisition Of Debt [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Lives of related debt	Lives of related debt
Total regulatory liabilities	$ 25	$ 26	27
Employee Retirement Costs Over-recovered Since Last Rate Review Period [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	To be determined	To be determined
Total regulatory liabilities	$ 55	$ 39
Other Regulatory Liabilities [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Various	Various
Total regulatory liabilities	$ 31	$ 14	6
Employee Retirement Liability [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	To be determined	To be determined
Total regulatory assets	$ 309	$ 328	672
Employee Retirement Costs Being Amortized [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	5 years	6 years
Total regulatory assets	$ 166	$ 193	227
Employee Retirement Costs Incurred Since The Last Rate Review Period [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	To be determined	To be determined
Total regulatory assets	$ 93	$ 99	67
Self-Insurance Reserve (Primarily Storm Recovery Costs) Being Amortized [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	5 years	6 years
Total regulatory assets	$ 191	$ 223	266
Self-Insurance Reserve Incurred Since The Last Rate Review Period (Primarily Storm Related) [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	To be determined	To be determined
Total regulatory assets	$ 542	$ 373	256
Debt Reacquisition Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Lives of related debt	Lives of related debt
Total regulatory assets	$ 16	$ 19	25
Under-recovered AMS Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	5 years	6 years
Total regulatory assets	$ 112	$ 128	149
Energy Efficiency Performance Bonus [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	1 year or less	1 year or less
Total regulatory assets	$ 36	$ 31	14
Wholesale Distribution Substation Service [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	To be determined	To be determined
Total regulatory assets	$ 89	$ 75	55
Unrecovered Expenses Related To COVID-19 [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	To be determined	To be determined
Total regulatory assets	$ 37	$ 35	27
Recoverable Deferred Income Taxes - Net [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Various	Various
Total regulatory assets	$ 22	$ 16	9
Uncollectible Payments From REPs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	To be determined	To be determined
Total regulatory assets	$ 8	$ 9
Other Regulatory Assets [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Various	Various
Total regulatory assets	$ 25	$ 18	$ 12